UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Basic Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2013

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Basic Value Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Basic Value LLC	$3,917,103,344
Total Investments (Cost - $2,935,281,434) –100.1%	3,917,103,344
Liabilities in Excess of Other Assets – (0.1)%	(2,097,664)
Net Assets – 100.0%	$3,915,005,680

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Basic Value LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of September 30, 2012, the value of the investment and the percentage owned by the Fund of the Master LLC was $3,917,103,344 and 99.7%, respectively.

•	The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

As of September 30, 2012, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK BASIC VALUE FUND, INC.	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	Master Basic Value LLC (Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
Above-Average Yield — 43.4%
Aerospace & Defense — 1.4%
Honeywell International, Inc.	947,800	$56,631,050
Beverages — 1.2%
PepsiCo, Inc.	660,100	46,715,277
Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	1,213,400	60,997,618
Commercial Banks — 1.4%
US Bancorp	1,631,175	55,949,302
Diversified Financial Services — 3.5%
JPMorgan Chase & Co.	3,406,800	137,907,264
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	1,393,200	52,523,640
Verizon Communications, Inc.	1,107,000	50,445,990
		102,969,630
Electric Utilities — 2.0%
The Southern Co.	1,705,800	78,620,322
Food & Staples Retailing — 0.4%
Walgreen Co.	452,500	16,489,100
Food Products — 1.7%
Unilever NV – NY Regular Shares	1,862,000	66,063,760
Household Products — 2.0%
Kimberly-Clark Corp.	529,700	45,437,666
The Procter & Gamble Co.	453,800	31,475,568
		76,913,234
Industrial Conglomerates — 3.2%
General Electric Co.	5,598,000	127,130,580
Insurance — 2.2%
The Travelers Cos., Inc.	1,245,776	85,036,670
Metals & Mining — 1.0%
Nucor Corp.	1,051,300	40,222,738
Multiline Retail — 0.5%
J.C. Penney Co., Inc. (a)	831,300	20,192,277
Multi-Utilities—1.8%
Dominion Resources, Inc.	1,353,798	71,670,066
Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	304,200	35,457,552
Exxon Mobil Corp.	1,078,200	98,601,390
Marathon Oil Corp.	2,281,822	67,473,477
		201,532,419
Pharmaceuticals — 10.6%
Eli Lilly & Co.	910,800	43,181,028
Johnson & Johnson	1,571,900	108,319,629
Merck & Co., Inc.	2,824,316	127,376,652
Pfizer, Inc.	5,463,270	135,762,259
		414,639,568
Software — 1.2%
Microsoft Corp.	1,588,680	47,310,890
Total Above-Average Yield		1,706,991,765

	Shares	Value

Common Stocks
Below-Average Price/Earnings Ratio — 10.3%
Diversified Financial Services — 2.5%
Citigroup, Inc.	2,965,430	$97,028,869
Energy Equipment & Services — 1.8%
Noble Corp. (b)	1,941,069	69,451,449
Insurance — 4.8%
ACE Ltd.	664,300	50,221,080
MetLife, Inc.	2,372,647	81,761,416
Prudential Financial, Inc.	1,022,900	55,758,279
		187,740,775
Media — 1.2%
Viacom, Inc., Class B	927,100	49,683,289
Total Below-Average Price/Earnings

Ratio		403,904,382
Low Price-to-Book Value — 12.9%
Commercial Banks — 3.2%
Wells Fargo & Co.	3,651,900	126,100,107
Energy Equipment & Services — 2.8%
Halliburton Co.	2,092,600	70,499,694
Weatherford International Ltd. (b)	3,058,738	38,784,798
		109,284,492
Insurance — 2.1%
Hartford Financial Services
Group, Inc.	4,227,431	82,181,258
Metals & Mining — 1.0%
Alcoa, Inc.	4,461,100	39,480,735
Oil, Gas & Consumable Fuels — 3.1%
Devon Energy Corp.	1,243,200	75,213,600
Hess Corp.	845,600	45,425,632
		120,639,232
Semiconductors & Semiconductor
Equipment — 0.7%
Micron Technology, Inc. (a)(b)	4,802,200	28,741,167

Total Low Price-to-Book Value		506,426,991
Price-to-Cash Flow — 15.3%
Biotechnology — 0.5%
Amgen, Inc.	239,700	20,211,504
Construction & Engineering — 1.8%
Jacobs Engineering Group, Inc. (b)	1,783,800	72,119,034
Food & Staples Retailing — 1.3%
The Kroger Co.	2,162,700	50,909,958
Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	845,400	50,943,804
Industrial Conglomerates — 2.2%
Tyco International Ltd.	1,552,375	87,336,618
IT Services — 2.1%
The Western Union Co.	4,558,700	83,059,514

MASTER BASIC VALUE LLC	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	Master Basic Value LLC (Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
Price-to-Cash Flow (concluded)
Media — 3.9%
Comcast Corp., Special Class A	1,304,800	$45,407,040
Time Warner, Inc.	1,447,366	65,609,101
The Walt Disney Co.	793,100	41,463,268
		152,479,409
Metals & Mining — 0.7%
Freeport-McMoRan Copper &
Gold, Inc.	659,237	26,092,600
Oil, Gas & Consumable Fuels — 1.0%
Peabody Energy Corp.	1,692,016	37,715,037
Semiconductors & Semiconductor Equipment — 0.5%
Marvell Technology Group Ltd.	2,322,222	21,248,331

Total Price-to-Cash Flow		602,115,809
Price-to-Earnings Per Share — 17.5%
Airlines — 1.3%
Delta Air Lines, Inc. (b)	5,644,900	51,707,284
Automobiles — 0.3%
Ford Motor Co.	1,274,000	12,561,640
Communications Equipment — 2.0%
Cisco Systems, Inc.	4,196,400	80,109,276
Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	7,281,500	95,751,725
Energy Equipment & Services — 1.0%
Ensco Plc, Class A	715,833	39,055,848
Food Products — 1.5%
Archer-Daniels-Midland Co.	2,163,700	58,809,366
Health Care Equipment & Supplies — 2.6%
Medtronic, Inc.	2,359,441	101,739,096
Health Care Providers & Services — 1.1%
Aetna, Inc.	1,036,200	41,033,520
Insurance — 2.1%
Aflac, Inc.	904,600	43,312,248
Lincoln National Corp.	1,648,240	39,870,926
		83,183,174
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	465,000	17,879,250
Semiconductors & Semiconductor
Equipment — 1.7%
LSI Corp. (b)	9,632,966	66,563,795
Software — 1.0%
Oracle Corp.	1,205,500	37,961,195
Total Price-to-Earnings Per Share		686,355,169

Total Long-Term Investments
(Cost – $2,918,909,732) – 99.4%		3,905,794,116

	Shares	Value

Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (c)(d)	12,733,236	$12,733,236

	Benefical Interest (000)
BlackRock Liquidity Series LLC,
Money Market Series,
0.29% (c)(d)(e)	$17,199	17,199,485
Total Short-Term Securities
(Cost – $29,932,721) – 0.8%		29,932,721
Total Investments (Cost - $2,948,842,453*) – 100.2%		3,935,726,837
Liabilities in Excess of Other Assets – (0.2)%		(6,896,183)
Net Assets – 100.0%		$3,928,830,654

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,032,013,172

Gross unrealized appreciation	$1,080,490,243
Gross unrealized depreciation	(176,776,578)
Net unrealized appreciation	$903,713,665

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in issuers considered to be an affiliate of the Master LLC during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares/ Beneficial Interest Held at June 30, 2012	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,060,695	11,672,541	12,733,236	$909
BlackRock
Liquidity
Series LLC,
Money
Market
Series	$36,138,350	$(18,938,865)	$17,199,485	$25,258

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.
MASTER BASIC VALUE LLC	SEPTEMBER 30, 2012	2

Schedule of Investments (concluded)	Master Basic Value LLC

•	For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

The following table summarizes the Master LLC's investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$3,905,794,116	—	—	$3,905,794,116
Short-Term
Securities	12,733,236	$17,199,485	—	29,932,721
Total	$3,918,527,352$	17,199,485	—	$3,935,726,837

1 See above schedule of investments for values in each industry.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $17,199,485 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

MASTER BASIC VALUE LLC	SEPTEMBER 30, 2012	3

Item 2 – Controls and Procedures

2(a) –	The registrants' principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 26, 2012

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: November 26, 2012